CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital and Reserves
Number of options, Beginning Balance	20,825,500	28,481,500
Number of options, Exercised		(5,084,000)
Number of options, Expired	(4,386,000)	(2,572,000)
Number of options, Granted	11,254,000
Number of options, Ending Balance	27,693,500	20,825,500
Weighted average exercise price, Beginning Balance	$ 1.45	$ 1.20
Weighted average exercise price, Exercised		0.51
Weighted average exercise price, Expired	1.75	0.61
Weighted average exercise price, Granted	0.41
Weighted average exercise price, Ending Balance	$ 0.98	$ 1.45